Employee Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Multiemployer Plans, Plan Assets	$ 297	$ 331
Multiemployer Plans, Accumulated Benefit Obligation	380	409
Defined Contribution Plan, Cost	$ 16	$ 15	$ 17
Domestic Plan [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Investment Policy and Strategy, Description	80 percent	80 percent
Domestic Plan [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Investment Policy and Strategy, Description	20 percent	20 percent
UK and foreign plan [Member] | Debt and equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Investment Policy and Strategy, Description	75 percent	75 percent
UK and foreign plan [Member] | Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Investment Policy and Strategy, Description	25 percent	25 percent
U.K. Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Amount Contributed	less than 1 million
Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Amount Contributed	less than 1 million
Net Loss	less than 1 million
Total	less than 1 million